Offerings	Sep. 10, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.900% Senior Notes due 2035
Amount Registered | shares	650,000,000
Maximum Aggregate Offering Price	$ 648,271,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 99,250.00
Offering Note	(1) The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). This "Calculation of Filing Fee" table shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's registration statement on Form S-3ASR filed with the Securities and Exchange Commission on May 8, 2024 (File No. 333-279215), in accordance with Rules 456(b) and 457(r) under the Securities Act. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(r) of the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.650% Senior Notes due 2055
Amount Registered | shares	850,000,000
Maximum Aggregate Offering Price	$ 846,591,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 129,613.00
Offering Note	(1) The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). This "Calculation of Filing Fee" table shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's registration statement on Form S-3ASR filed with the Securities and Exchange Commission on May 8, 2024 (File No. 333-279215), in accordance with Rules 456(b) and 457(r) under the Securities Act. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(r) of the Securities Act.